CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
General and Administrative	726,196	374,737	2,145,497	1,285,930	3,530,916	4,257,112
Rent and other related party costs	41,150	26,933	148,750	14,500	168,250	209,400
Research and development	123,239	0	254,722	0	254,722	377,961
Total operating expenses	890,585	401,670				4,844,473
Loss from operations	(890,585)	(401,670)	(2,548,969)	(1,300,430)	(3,953,888)	(4,844,473)
Other income (expenses)
Foreign currency translation	0	99	(42)	(2,523)	(2,565)	(2,565)
Interest expense	(193,741)	(24,937)	(346,912)	(18,300)	(370,985)	(564,726)
Change in fair value of derivative liability	185,021	0	124,855	0	124,855	309,876
Financing Cost of Offering	0	0	(78,458)	0	(78,458)	(78,458)
Gain on settlement of debt	0	0	107,004	0	107,004	107,004
Net loss	$ (899,305)	$ (426,508)	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)	$ (5,073,342)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted (in shares)	56,036,546	51,954,871	53,370,064	51,451,096